Significant Accounting Policies - Concentration of Risks (Details) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Agency customer	Jun. 30, 2020 customer Agency	Sep. 30, 2021 USD ($) Agency customer	Sep. 30, 2020 Agency customer	Dec. 31, 2020 USD ($)
Concentration of risks
Cash, cash equivalents and short-term investments	$ 2,935,928		$ 2,707,178		$ 3,496,892
Accounts receivable denominated in RMB	631,209		683,710		492,010
Current liabilities denominated in RMB	1,092,666		1,162,280		958,370
Cash, cash equivalents and short-term investments | Concentration of credit risk | China Contribution Plan
Concentration of risks
Cash, cash equivalents and short-term investments	$ 2,400,000		$ 2,200,000		3,000,000
Maximum term of original maturity of time deposits	12 months		12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	$ 1,451,600		$ 1,228,000		$ 1,651,300
Percentage of benchmark derived from specified source	49.00%		45.00%		47.00%
Consolidated net revenues benchmark | Customer concentration risk
Concentration of risks
Other customers or advertising agencies accounting for 10% or more of the Group's revenues | customer	0	0	0	0
Consolidated net revenues benchmark | Customer concentration risk | Alibaba (Note 10)
Concentration of risks
Percentage of benchmark derived from specified source	7.00%	9.00%	6.00%	8.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba (Note 10)
Concentration of risks
Percentage of benchmark derived from specified source	19.00%		14.00%		28.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	$ 631,200		$ 683,700		$ 492,000
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Current liabilities denominated in RMB	$ 1,064,100		$ 1,139,000		$ 947,600
Percentage of benchmark derived from specified source	97.00%		98.00%		99.00%
Advertising and marketing revenues | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China Contribution Plan
Concentration of risks
Number of advertising agencies | Agency	10	10	10	10
Percentage of benchmark derived from specified source	38.00%	33.00%	40.00%	32.00%